Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Reported Value Measurement
Derivative [Line Items]
Current portion of derivative assets (note 11)	$ 0	$ 577
Derivative assets	0	82
Accounts Receivable	0	230
Current portion of derivative liabilities	(289)	(86)
Derivative Liability, Noncurrent	(597)	0
Reported Value Measurement | Interest rate swap agreements
Derivative [Line Items]
Current portion of derivative assets (note 11)	0	577
Derivative assets	0	82
Accounts Receivable	0	230
Current portion of derivative liabilities	(289)	0
Derivative Liability, Noncurrent	(597)	0
Reported Value Measurement | Forward freight agreements
Derivative [Line Items]
Accounts Receivable		0
Current portion of derivative liabilities		(86)
Derivative Liability, Noncurrent		0
Current portion of derivative assets (note 11)	0	577
Derivative assets	0	82
Current portion of derivative liabilities	(289)	(86)
Derivative Liability, Noncurrent	$ (597)	$ 0